Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard STAR Funds
Entity Central Index Key	0000736054
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000008015 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy Conservative Growth Fund
Class Name	Investor Shares
Trading Symbol	VSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard LifeStrategy Conservative Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Conservative Growth Composite Index. This was largely because of differences in the price of international equity securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing. The Fund also diverged from the index due to tax withholding differences that were tied to investments in international equity securities.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Its four underlying funds posted returns as follows: U.S. stocks about 38%, U.S. bonds about 10%, international stocks about 23%, and international bonds more than 9%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	18.51%	4.40%	4.88%
Conservative Growth Composite Index	18.78%	4.76%	5.17%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 10,302,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$10,302
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard Total Bond Market II Index Fund Investor Shares	41.0%
Vanguard Total Stock Market Index Fund Investor Shares	24.3%
Vanguard Total International Bond II Index Fund Investor Shares	18.1%
Vanguard Total International Stock Index Fund Investor Shares	16.0%
Other Assets and Liabilities—Net	0.6%

C000008016 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy Growth Fund
Class Name	Investor Shares
Trading Symbol	VASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard LifeStrategy Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Growth Composite Index. This was largely because of differences in the price of international equity securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing. The Fund also diverged from the index due to tax withholding differences that were tied to investments in international equity securities.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Its four underlying funds posted returns as follows: U.S. stocks about 38%, U.S. bonds about 10%, international stocks about 23%, and international bonds more than 9%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	27.32%	8.87%	7.94%
Growth Composite Index	27.85%	9.36%	8.32%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 22,003,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$22,003
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard Total Stock Market Index Fund Investor Shares	48.6%
Vanguard Total International Stock Index Fund Investor Shares	31.5%
Vanguard Total Bond Market II Index Fund Investor Shares	13.3%
Vanguard Total International Bond II Index Fund Investor Shares	5.9%
Other Assets and Liabilities—Net	0.7%

C000008017 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy Income Fund
Class Name	Investor Shares
Trading Symbol	VASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard LifeStrategy Income Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Income Composite Index. This was largely because of differences in the price of international equity securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing. The Fund also diverged from the index due to tax withholding differences that were tied to investments in international equity securities.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Its four underlying funds posted returns as follows: U.S. stocks about 38%, U.S. bonds about 10%, international stocks about 23%, and international bonds more than 9%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.31%	2.07%	3.24%
Income Composite Index	14.42%	2.34%	3.48%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 3,971,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$3,971
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard Total Bond Market II Index Fund Investor Shares	55.7%
Vanguard Total International Bond II Index Fund Investor Shares	24.3%
Vanguard Total Stock Market Index Fund Investor Shares	11.5%
Vanguard Total International Stock Index Fund Investor Shares	7.9%
Other Assets and Liabilities—Net	0.6%

C000008018 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard LifeStrategy Moderate Growth Fund
Class Name	Investor Shares
Trading Symbol	VSMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard LifeStrategy Moderate Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Moderate Growth Composite Index. This was largely because of differences in the price of international equity securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing. The Fund also diverged from the index due to tax withholding differences that were tied to investments in international equity securities.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Its four underlying funds posted returns as follows: U.S. stocks about 38%, U.S. bonds about 10%, international stocks about 23%, and international bonds more than 9%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	22.87%	6.64%	6.44%
Moderate Growth Composite Index	23.26%	7.10%	6.78%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 21,375,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$21,375
Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard Total Stock Market Index Fund Investor Shares	36.3%
Vanguard Total Bond Market II Index Fund Investor Shares	27.1%
Vanguard Total International Stock Index Fund Investor Shares	24.0%
Vanguard Total International Bond II Index Fund Investor Shares	12.0%
Other Assets and Liabilities—Net	0.6%

C000008019 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard STAR Fund
Class Name	Investor Shares
Trading Symbol	VGSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard STAR Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its benchmark, the STAR Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. U.S. stocks and bonds both posted very strong returns.
  As a fund of funds, the Fund reflects the results of 10 underlying actively managed Vanguard funds invested in U.S. stocks, non-U.S. stocks, and U.S. bonds. Of those, stock funds made up about 63% of the Fund’s assets.
  Total returns for the 10 underlying funds ranged from about 9% for Vanguard Short-Term Investment-Grade Fund to about 47% for Vanguard U.S. Growth Fund. Vanguard Long-Term Investment-Grade Fund delivered the highest return (about 18%) among STAR’s bond funds, while Vanguard International Value Fund reported the lowest return (about 19%) among the stock funds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	24.07%	7.85%	7.42%
STAR Composite Index	24.53%	8.18%	7.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 23,180,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$23,180
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard WindsorTM II Fund Investor Shares	14.3%
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.6%
Vanguard GNMA Fund Investor Shares	12.3%
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.1%
Vanguard U.S. Growth Fund Investor Shares	12.1%
Vanguard International Growth Fund Investor Shares	9.5%
Vanguard International Value Fund Investor Shares	9.3%
Vanguard Windsor Fund Investor Shares	7.9%
Vanguard PRIMECAP Fund Investor Shares	6.0%
Vanguard ExplorerTM Fund Investor Shares	3.9%
Other Assets and Liabilities—Net	(0.0)%

C000008020 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Investor Shares
Trading Symbol	VGTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	23.32%	5.93%	4.88%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 441,691,000,000
Holdings Count | Holding	8,695
Advisory Fees Paid, Amount	$ 25,598,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

C000094038 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	ETF Shares
Trading Symbol	VXUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.37%	6.04%	4.97%
ETF Shares Market Price	23.36%	6.05%	4.96%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 441,691,000,000
Holdings Count | Holding	8,695
Advisory Fees Paid, Amount	$ 25,598,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

C000094037 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	23.34%	5.98%	4.94%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 441,691,000,000
Holdings Count | Holding	8,695
Advisory Fees Paid, Amount	$ 25,598,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

C000094036 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VTSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	23.37%	6.02%	4.97%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 441,691,000,000
Holdings Count | Holding	8,695
Advisory Fees Paid, Amount	$ 25,598,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

C000094039 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VTPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	23.38%	6.03%	4.99%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 441,691,000,000
Holdings Count | Holding	8,695
Advisory Fees Paid, Amount	$ 25,598,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

C000170278 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total International Stock Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VTISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$5	0.047%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.047%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 24, 2016, Through October 31, 2024
Initial Investment of $ 3,000,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/24/2016)
Institutional Select Shares	23.42%	6.06%	7.51%
FTSE Global All Cap ex US Index	24.45%	6.12%	7.52%

Performance Inception Date	Jun. 24, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 441,691,000,000
Holdings Count | Holding	8,695
Advisory Fees Paid, Amount	$ 25,598,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%